Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (8,127)	$ (13,662)	$ (36,875)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, depletion and amortization	67,231	57,145	45,594
Accretion of asset retirement obligation and receivable	12,681	12,189	10,878
Non-cash tax benefits	(4,892)	0	0
Amortization of intangible assets and liabilities, net	665	658	657
Share-based compensation	5,322	6,040	4,721
Loss (gain) on sales of assets	(74)	528	640
Amortization of deferred financing costs	3,731	4,358	2,515
Other	(1,001)	0	0
Loss on extinguishment of debt	64	1,986	17,030
Gain on sales of investment securities	(3)	(165)	(150)
Loss on derivative instruments	0	0	3,079
Changes in operating assets and liabilities:
Receivables, net	(7,636)	(12,855)	5,491
Inventories	(2,512)	(2,164)	(2,125)
Excess of black lung benefit obligation over trust assets	319	1,791	4,319
Accounts payable and accrued expenses	13,579	17,399	4,128
Deferred revenue	(9,078)	(8,198)	(9,918)
Income tax payable	(1)	0	0
Accrual for workers' compensation	(2,069)	(2,096)	1,248
Asset retirement obligation	(9,410)	(6,943)	(6,510)
Accrual for postretirement medical benefits	7,721	6,191	(1,643)
Pension and SERP obligations	2,388	2,802	(1,278)
Other assets and liabilities	11,819	(7,860)	2,934
Net cash provided by (used in) operating activities	80,717	57,144	44,735
Cash flows from investing activities:
Additions to property, plant and equipment	(28,591)	(21,032)	(27,594)
Change in restricted investments and bond collateral and reclamation deposits	1,434	(33,892)	(5,986)
Cash payments related to acquisitions and other	0	(72,522)	(4,000)
Net proceeds from sales of assets	902	480	687
Proceeds from sale of restricted investments	8,287	4,106	3,350
Receivable from customer for property and equipment purchases	(389)	(674)	(96)
Other	(3,540)	0	0
Net cash provided by (used in) investing activities	(21,897)	(123,534)	(33,639)
Cash flows from financing activities:
Change in book overdrafts	310	(253)	(724)
Borrowings from long-term debt, net of debt discount	0	119,364	142,500
Repayments of long-term debt	(28,088)	(44,846)	(73,566)
Borrowings on revolving lines of credit	7,000	16,500	87,200
Repayments of revolving lines of credit	(7,000)	(16,500)	(105,600)
Debt issuance and other refinancing costs	(182)	(5,688)	(15,019)
Preferred dividends paid	(1,360)	(1,360)	(21,301)
Exercise of stock options	0	0	422
Net cash provided by (used in) financing activities	(29,320)	67,217	13,912
Net increase in cash and cash equivalents	29,500	827	25,008
Cash and cash equivalents, beginning of year	31,610	30,783	5,775
Cash and cash equivalents, end of year	61,110	31,610	30,783
Supplemental disclosures of cash flow information:
Cash paid for interest	36,252	34,380	21,199
Cash paid (received) for income taxes	111	(73)	(250)
Non-cash transactions:
Accrued purchaes of property and equipment	1,112	634	570
Capital leases and other financing sources	$ 5,371	$ 1,828	$ 531